Risks Arising from Financial Instruments and Risk Management (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 LSL (M)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 LSL (M)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 LSL (M)
Risks Arising from Financial Instruments and Risk Management (Details) [Line Items]
Appreciation or deterioration percentage	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Net income	$ 18,000	$ 297,000	€ 271,000	$ 13,000	$ 181,000		€ 256,000	$ 161,000	$ 3,000	M 143,000				M 156,000
Percentage of concentration of credit risk related to accounts receivable	73.00%	73.00%	73.00%	85.00%	85.00%	85.00%	85.00%	94.00%	94.00%	94.00%	94.00%
Number of customers	2	2	2	1	1	1	1	1	1	1	1
Bad debt expense (in Dollars)				$ 332,715
Credit risk [member]
Risks Arising from Financial Instruments and Risk Management (Details) [Line Items]
Percentage of concentration of credit risk related to accounts receivable	62.00%	62.00%	62.00%